SHARE SPLIT	12 Months Ended
Dec. 31, 2012
SHARE SPLIT [Abstract]
SHARE SPLIT

Note 17- SHARE SPLIT

On November 15, 2010, the Company's shareholders approved and amended the Articles of Association to authorize a ten-for-one split of the Company's issued and outstanding shares. As of November 15, 2010, this share split increased the number of issued and outstanding Class A common shares and Class B common shares from 1,006,000 shares and 17,594,426 shares to 10,060,000 and 175,944,260 shares, respectively, and increased the number of issued and outstanding Series A, Series B and Series C convertible preferred shares from 4,428,571, 4,399,574 and 4,926,850 to 44,285,710, 43,995,740 and 49,268,500 shares. Each common and convertible preferred share of the Company was subdivided into ten shares at a par value of US$0.0001.

All common and convertible preferred shares and per share amounts presented in the accompanying consolidated financial statements had been retrospectively adjusted for all periods presented, to give effect to the share split. The par value of each common and convertible preferred share had been retrospectively adjusted as if it had been in proportion to the ten-for-one share split.